Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified in their entirety based on the lowest level of input and disclosed in one of the following three categories:

Level 1	Quoted market prices in active markets for identical assets or liabilities.
Level 2	Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3	Unobservable inputs reflecting our assumptions or external inputs from active markets.
Use of observable market data, when available, is required in making fair value measurements. When inputs used fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement. We
determine fair value for Level 1 instruments using exchange-
traded prices for identical instruments. We determine fair value of
Level 2 instruments using exchange-traded prices of similar
instruments, where available, or utilizing other observable inputs that take into account our credit risk and that of our
counterparties. Foreign currency exchange contracts and interest rate hedges, when outstanding, are included in Level 2 and are primarily valued using standard calculations and models that use readily observable market data as their basis. Our Level 3
liabilities comprise contingent consideration arising from recently completed acquisitions. We determine fair value of these Level 3 liabilities using a discounted cash flow technique. Significant unobservable inputs were used in our assessment of fair value, including assumptions regarding future business results, discount rates, discount periods and probability assessments based on the likelihood of reaching various targets. We remeasure the fair value of our assets and liabilities each reporting period. We record the changes in fair value within selling, general and administrative expense.
In 2025 we assumed contingent consideration liabilities with a fair value of $90 related to previous acquisitions made by Inari
Medical Inc. (Inari). Refer to Note 6 for further information on the acquisition of Inari.
In 2024 we recorded $208 of contingent consideration related to various acquisitions described in Note 6.
There were no significant transfers into or out of any level of the fair value hierarchy in 2025.

Assets Measured at Fair Value
	2025	2024
Cash and cash equivalents	$4,011	$3,652
Short-term investments	—	750
Trading marketable securities	307	259
Level 1 - Assets	$4,318	$4,661
Available-for-sale marketable securities:
Corporate and asset-backed debt securities	$52	$53
United States agency debt securities	—	1
United States treasury debt securities	37	34
Certificates of deposit	—	3
Total available-for-sale marketable securities	$89	$91
Foreign currency exchange forward contracts	46	225
Level 2 - Assets	$135	$316
Total assets measured at fair value	$4,453	$4,977

Liabilities Measured at Fair Value
	2025	2024
Deferred compensation arrangements	$307	$259
Level 1 - Liabilities	$307	$259
Foreign currency exchange forward contracts	$170	$77
Level 2 - Liabilities	$170	$77
Contingent consideration:
Beginning	$452	$289
Additions	123	208
Change in estimate and foreign exchange	24	8
Settlements	(81)	(53)
Ending	$518	$452
Level 3 - Liabilities	$518	$452
Total liabilities measured at fair value	$995	$788

Fair Value of Available for Sale Securities by Maturity
	2025	2024
Due in one year or less	$41	$47
Due after one year through three years	$48	$44
On December 31, 2025 the aggregate difference between the
cost and fair value of available-for-sale marketable securities was nominal. Interest income on cash and cash equivalents, short-
term investments and marketable securities income was $121,
$139 and $75 in 2025, 2024 and 2023, which was recorded in
other income.
Our investments in available-for-sale marketable securities had a minimum credit quality rating of A2 (Moody's), A (Standard &
Poor's) and A (Fitch). We do not plan to sell the investments, and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost basis, which may be maturity.